Note 36 - Transactions on behalf of third parties (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Transactions On Behalf Of Third Parties Abstract
Financial instruments entrusted by third parties	€ 628,417	€ 624,822	€ 637,761
Conditional bills and other securities received for collection	13,484	14,775	16,054
Securities Lending	4,866	5,485	3,968
Total Transactions Third Parties	€ 646,768	€ 645,081	€ 657,783